Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives are as follows:

Computers and electronic equipment	2 to 3 years
Office furniture	5 years
Transportation equipment	4 years

Schedule of Estimated Useful Lives of Intangible Assets

Franchise right	2 years
Land use right	50 years

Disaggregation of Revenue	The following table summarizes the net revenues generated from different revenue streams:

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Product sales revenue	2,004,074	39,440,897	920,653,911
Service revenue	122,602	—	62,514,987
Net revenues	2,126,676	39,440,897	983,168,898